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December 19, 2005


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD WHITEHALL FUNDS (THE TRUST)
     FILE NO.  33-64845
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Commissioners:

Enclosed is the 27th Post-Effective Amendment to the Trust's registration statement on Form N-1A for the Vanguard Whitehall Funds (the "Trust"). The purposes of this Amendment are to: (1) amend the Frequent Trader Policy Disclosure for the Vanguard Selected Value Fund, Vanguard Mid-Cap Growth Fund and the Vanguard International Explorer Fund, and (2) to effect a number of non-material editorial changes.


  Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on February 17, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for the Trust. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485 (a) filing be declared effective.


  Please contact me at (610) 669-5284 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,




Lisa Matson
Associate Counsel

cc: Christian Sandoe, Esquire
  U.S. Securities & Exchange Commission